SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expiration period	10 years
Ordinary shares reserved for issuance	8,639,000
Ordinary shares available for future grant	413,701
Total intrinsic value of options exercised	$ 265	$ 238
Weighted average period	11 months 8 days
Total unrecognized compensation cost	$ 1,203	$ 1,071	$ 1,625
Additional Shares authorized	13,596,688
Stock Option [Member]
Weighted average grant date fair value of options granted	$ 1.11	$ 0.78	$ 0.54
RSU [Member]
Total unrecognized compensation cost	$ 1,629
Stock issued, shares	316,827